Assets Classified as Held for Sale (Tables)	12 Months Ended
Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Schedule of Book Value of Plants in Assets Held for Sale Group

The breakdown of assets classified as held for sale, measured at book value, is as follows:

	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, Intangible Assets – Plants	20	58
Financial assets – Generation – Concession grant fee	37	-
	57	58

Onerous Transfer Of 4PCHUHEs [Member]
IfrsStatementLineItems [Line Items]
Schedule of Disposal Process
Generation plant	Ledger	Installed capacity (MW)¹	Physical guarantee (MWm)¹	Term	Commercial Operation Status	Site
Cemig GT
PCH Machado Mineiro	Authorization	1.7	1.1	May, 2027	In operation	Minas Gerais
Cemig Geração Leste
UHE Sinceridade	Concession	1.4	0.4	March, 2047	In operation	Minas Gerais
Cemig Geração Sul
UHE Marmelos	Concession	4	2.7	January, 2053	In operation	Minas Gerais
Cemig Geração Oeste
UHE Martins	Concession	7.7	1.8	January, 2053	In operation	Minas Gerais
Total		14.8	6.0